Taxation	12 Months Ended
Dec. 31, 2019
Taxation [Abstract]
TAXATION
27.	TAXATION

The components of income tax expense are as follows:

	2019	2018	2017
	USD	USD	USD
Current income tax:
Current income tax charge	704,258	9,275	4,946
Adjustments in respect of current income tax of prior years	-	47,182	(60,906)

Deferred tax:
Origination and reversal of temporary differences	1,246,525	8,181	(154,715)
Effect of tax rate change	(131,459)	(861)	116,864
Adjustment in respect of prior years	(131,741)	(1,536)	79,389
Income tax charge/(credit) for the year	1,687,583	62,241	(14,422)

The income tax expense appearing in the consolidated statement of income relate to the following subsidiaries:

	2019	2018	2017
	USD	USD	USD

Income tax expense for IGI Labuan – current year	-	5,063	4,946
Corporate tax for IGI Casablanca (Representative Office) – current year	3,885	4,212	-
Corporate tax for IGI Casablanca (Representative Office) – prior years	-	4,212	-
Income tax expense for IGI UK – current year	700,373	-	(60,906)
Income tax expense for IGI Underwriting – prior years	-	42,970	-
Addition (amortization) of deferred tax assets for IGI UK	983,325	5,784	41,538
Income tax charge/(credit) for the year	1,687,583	62,241	(14,422)

▪	Effective 1 January 2019, the Labuan Business Activity Tax Law has been revised and accordingly, Labuan registered entities can no longer elect to pay the RM20,000 flat tax rate and instead are subject to 3% tax on the audited net profits. In 2019, IGI Labuan has recorded a net loss, and as a result no income tax has been accrued for the year. In 2018 and 2017, IGI Labuan elected to pay a fixed income tax of RM20,000 equivalent to USD 5,063 (2017: USD 4,946) based on the old prevailing tax law applicable to that financial year.

▪	IGI Casablanca - Representative Office has no income sources. According to Casablanca Finance City Tax Code, regional offices are taxed at a rate of 10%. The taxable base is 5% of the operating cost.

▪	IGI UK and North Star Under Underwriting Limited are subject to corporate taxation in accordance with the UK Tax Law.

▪	IGI Underwriting is a tax-exempt company in Jordan as its main business activity is to act as an underwriting agent in respect of insurance and reinsurance business written outside Jordan. The income accrued in prior year for IGI Underwriting was in respect of interest income earned on the deposits placed with local banks in 2014 and 2015.

▪	International General Insurance Co. Ltd is a tax-exempt company according to the tax law in Bermuda.

▪	IGI Holdings and IGI Dubai are not subject to income tax according to the tax law in UAE.

Reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate is as follows:

	2019	2018	2017
	USD	USD	USD

The Group profit before tax	25,252,982	25,603,944	7,016,918
Less: Profit related to non-taxable subsidiaries	(15,379,870)	(26,486,855)	(8,124,461)
Profit (Loss) before tax for IGI UK and North Star Underwriting Limited – entities subject to corporate taxation	9,873,112	(882,911)	(1,107,543)
Profit (Loss) multiplied by the standard rate of tax in the UK of 19% (2018:19%)	1,875,891	(167,753)	(213,202)

Net disallowed expenditure	50,177	180,847	42,350
Fixed asset temporary differences not recognized for deferred tax	17,782	(10,827)	(5,796)
Other temporary differences not recognized for deferred tax	2,902	5,914	21,933
Adjustment in respect of prior years	(131,527)	45,646	18,483
IGI Labuan and IGI Casablanca current year tax charges	3,817	9,275	4,946
Effect of rate change to 17%	(131,459)	(861)	116,864
Income tax charge/(credit) for the year	1,687,583	62,241	(14,422)

	2019	2018
	USD	USD

Balance at start of the year	638,841	644,625
Deferred tax prior year adjustment	131,741	1,536
Arising in year	(1,246,525)	(8,181)
Effect of rate change to 17%	131,459	861
Others	(2,340)	-
Ending balance	(346,824)	638,841

The deferred tax liabilities amounted to USD 346,824 (2018: USD 638,841 deferred tax asset) are in respect to an adjustment processed to the income of one of the Group’s subsidiaries using prevailing tax rates.